INCOME TAXES	9 Months Ended
Sep. 30, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 6. INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The cumulative tax effect at the expected rate of 34% of significant items comprising the net deferred tax amount is at September 30, 2017 and December 31, 2016 as follows:

	September 30, 2017		December 31, 2016

Deferred tax assets:
Net operating losses	$21,032		$19,057

Total deferred tax assets	21,032		19,057
Less: valuation allowance	(21,032)		(19,057)
Deferred tax assets, net	$-		$-
Reconciliation of Effective Income Tax Rate
	For the Nine Months Ended September 30, 2017		For the Nine Months Ended September 30, 2016

Statutory U.S. tax rate	34.00%		34.00%
Less: valuation allowance	(34.00%	)	(34.00%	)
Effective income tax rate	0%		0%